Business Segments	6 Months Ended
Jun. 30, 2011
Segment Reporting [Abstract]
Business Segments

7. BUSINESS SEGMENTS

As outlined in our 2010 Annual Report, our primary business is our electric utility operations. Within our Utility Operations segment, we centrally dispatch generation assets and manage our overall utility operations on an integrated basis because of the substantial impact of cost-based rates and regulatory oversight. While our Utility Operations segment remains our primary business segment, other segments include our AEP River Operations segment with significant barging activities and our Generation and Marketing segment, which includes our nonregulated generating, marketing and risk management activities primarily in the ERCOT market area and, to a lesser extent, Ohio in PJM and MISO. Intersegment sales and transfers are generally based on underlying contractual arrangements and agreements.

Our reportable segments and their related business activities are as follows:

Utility Operations

  Generation of electricity for sale to U.S. retail and wholesale customers.
  Electricity transmission and distribution in the U.S.

AEP River Operations

  Commercial barging operations that transport coal and dry bulk commodities primarily on the Ohio, Illinois and lower Mississippi Rivers.

Generation and Marketing

  Wind farms and marketing and risk management activities primarily in ERCOT and, to a lesser extent, Ohio in PJM and MISO.

The remainder of our activities is presented as All Other. While not considered a business segment, All Other includes:

  Parent's guarantee revenue received from affiliates, investment income, interest income and interest expense and other nonallocated costs.
  Forward natural gas contracts that were not sold with our natural gas pipeline and storage operations in 2004 and 2005. These contracts are financial derivatives which settle and expire in the fourth quarter of 2011.
  Revenue sharing related to the Plaquemine Cogeneration Facility which ends in the fourth quarter of 2011.

The tables below present our reportable segment information for the three and six months ended June 30, 2011 and 2010 and balance sheet information as of June 30, 2011 and December 31, 2010. These amounts include certain estimates and allocations where necessary.

		Nonutility Operations
			Generation
	Utility	AEP River	and	All Other	Reconciling
	Operations	Operations	Marketing	(a)	Adjustments	Consolidated
	(in millions)
Three Months Ended June 30, 2011
Revenues from:
External Customers	$3,360	$162	$79	$8	$-	$3,609
Other Operating Segments	29	4	-	2	(35)	-
Total Revenues	$3,389	$166	$79	$10	$(35)	$3,609

Net Income (Loss)	$356	$(1)	$11	$(13)	$-	$353

		Nonutility Operations
			Generation
	Utility	AEP River	and	All Other	Reconciling
	Operations	Operations	Marketing	(a)	Adjustments	Consolidated
	(in millions)
Three Months Ended June 30, 2010
Revenues from:
External Customers	$3,186	$127	$42	$5	$-	$3,360
Other Operating Segments	25	5	-	(1)	(29)	-
Total Revenues	$3,211	$132	$42	$4	$(29)	$3,360

Net Income (Loss)	$132	$(1)	$7	$(1)	$-	$137

		Nonutility Operations
			Generation
	Utility	AEP River	and	All Other	Reconciling
	Operations	Operations	Marketing	(a)	Adjustments	Consolidated
	(in millions)
Six Months Ended June 30, 2011
Revenues from:
External Customers	$6,857	$329	$141	$12	$-	$7,339
Other Operating Segments	56	9	1	3	(69)	-
Total Revenues	$6,913	$338	$142	$15	$(69)	$7,339

Net Income (Loss)	$734	$6	$12	$(44)	$-	$708

		Nonutility Operations
			Generation
	Utility	AEP River	and	All Other	Reconciling
	Operations	Operations	Marketing	(a)	Adjustments	Consolidated
	(in millions)
Six Months Ended June 30, 2010
Revenues from:
External Customers	$6,592	$248	$89	$-	$-	$6,929
Other Operating Segments	45	10	-	7	(62)	-
Total Revenues	$6,637	$258	$89	$7	$(62)	$6,929

Net Income (Loss)	$476	$2	$17	$(12)	$-	$483

		Nonutility Operations
			Generation		Reconciling
	Utility	AEP River	and	All Other	Adjustments
	Operations	Operations	Marketing	(a)	(b)		Consolidated
	(in millions)
June 30, 2011
Total Property, Plant and Equipment	$53,735	$590	$591	$11	$(258)		$54,669
Accumulated Depreciation and Amortization	18,315	124	209	9	(52)		18,605
Total Property, Plant and Equipment - Net	$35,420	$466	$382	$2	$(206)		$36,064

Total Assets	$48,858	$647	$864	$15,974	$(15,591)	(c)	$50,752

		Nonutility Operations
			Generation		Reconciling
	Utility	AEP River	and	All Other	Adjustments
	Operations	Operations	Marketing	(a)	(b)		Consolidated
	(in millions)
December 31, 2010
Total Property, Plant and Equipment	$52,822	$574	$584	$11	$(251)		$53,740
Accumulated Depreciation and Amortization	17,795	110	198	9	(46)		18,066
Total Property, Plant and Equipment - Net	$35,027	$464	$386	$2	$(205)		$35,674

Total Assets	$48,780	$621	$881	$15,942	$(15,769)	(c)	$50,455

(a)       All Other includes:

  Parent's guarantee revenue received from affiliates, investment income, interest income and interest expense and other nonallocated costs.
  Forward natural gas contracts that were not sold with our natural gas pipeline and storage operations in 2004 and 2005. These contracts are financial derivatives which settle and expire in the fourth quarter of 2011.
  Revenue sharing related to the Plaquemine Cogeneration Facility which ends in the fourth quarter of 2011.

(b)       Includes eliminations due to an intercompany capital lease.

(c)       Reconciling Adjustments for Total Assets primarily include the elimination of intercompany advances to affiliates and intercompany accounts receivable along with the elimination of AEP's investments in subsidiary companies.

Appalachian Power Co [Member]
Segment Reporting [Abstract]
Business Segments

7. BUSINESS SEGMENTS

The Registrant Subsidiaries each have one reportable segment, an integrated electricity generation, transmission and distribution business. The Registrant Subsidiaries' other activities are insignificant. The Registrant Subsidiaries' operations are managed on an integrated basis because of the substantial impact of cost-based rates and regulatory oversight on the business process, cost structures and operating results.

Columbus Southern Power Co [Member]
Segment Reporting [Abstract]
Business Segments

7. BUSINESS SEGMENTS

The Registrant Subsidiaries each have one reportable segment, an integrated electricity generation, transmission and distribution business. The Registrant Subsidiaries' other activities are insignificant. The Registrant Subsidiaries' operations are managed on an integrated basis because of the substantial impact of cost-based rates and regulatory oversight on the business process, cost structures and operating results.

Indiana Michigan Power Co [Member]
Segment Reporting [Abstract]
Business Segments

7. BUSINESS SEGMENTS

The Registrant Subsidiaries each have one reportable segment, an integrated electricity generation, transmission and distribution business. The Registrant Subsidiaries' other activities are insignificant. The Registrant Subsidiaries' operations are managed on an integrated basis because of the substantial impact of cost-based rates and regulatory oversight on the business process, cost structures and operating results.

Ohio Power Co [Member]
Segment Reporting [Abstract]
Business Segments

7. BUSINESS SEGMENTS

The Registrant Subsidiaries each have one reportable segment, an integrated electricity generation, transmission and distribution business. The Registrant Subsidiaries' other activities are insignificant. The Registrant Subsidiaries' operations are managed on an integrated basis because of the substantial impact of cost-based rates and regulatory oversight on the business process, cost structures and operating results.

Public Service Co Of Oklahoma [Member]
Segment Reporting [Abstract]
Business Segments

7. BUSINESS SEGMENTS

The Registrant Subsidiaries each have one reportable segment, an integrated electricity generation, transmission and distribution business. The Registrant Subsidiaries' other activities are insignificant. The Registrant Subsidiaries' operations are managed on an integrated basis because of the substantial impact of cost-based rates and regulatory oversight on the business process, cost structures and operating results.

Southwestern Electric Power Co [Member]
Segment Reporting [Abstract]
Business Segments

7. BUSINESS SEGMENTS

The Registrant Subsidiaries each have one reportable segment, an integrated electricity generation, transmission and distribution business. The Registrant Subsidiaries' other activities are insignificant. The Registrant Subsidiaries' operations are managed on an integrated basis because of the substantial impact of cost-based rates and regulatory oversight on the business process, cost structures and operating results.